CONDENSED BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020		Jun. 30, 2020		Mar. 31, 2020	Dec. 31, 2019	Dec. 17, 2019
Current assets
Cash	$ 727,926		$ 108,725		$ 25,000
Prepaid expenses	153,348
Total Current Assets	881,274		133,725		25,000
Deferred offering costs			88,645		28,000
Cash and marketable securities held in Trust Account	80,110,005
TOTAL ASSETS	80,991,279		222,370		53,000
Current liabilities
Accounts payable and accrued expenses	89,320				1,000
Accrued expenses			1,000		1,000
Accrued offering costs			22,450		28,000
Total Liabilities	89,320		198,450		29,000
Commitments and Contingencies
Common stock subject to possible redemption, 7,590,195 shares at $10.00 per share	75,901,950
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value; 30,000,000 shares authorized; 2,421,106 and 2,156,250 shares issued and outstanding (excluding 7,590,195 and no shares subject to possible redemption) at March 31, 2021 and June 30, 2020, respectively	242		216	[1]	216	[1]
Additional paid-in capital	5,186,529		24,784		24,784
Accumulated deficit	(186,762)		(1,080)		(1,000)
Total Stockholders' Equity	5,000,009	$ 5,000,008	23,920		24,000		$ 24,000	$ (1,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 80,991,279		$ 222,370		$ 53,000

[1]	Includes up to 281,250 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.